Funding Debts (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2022 and 2023, respectively:

	As of December 31,
	2022	2023
	(RMB in thousands)
Short-term:
Liabilities to funding partners	4,385,253	3,483,196
Total short-term funding debts	4,385,253	3,483,196
Long-term:
Liabilities to funding partners	1,334,105	455,800
Total long-term funding debts	1,334,105	455,800